OTHER FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other Financial Items
Other financial items comprise the following items:

	Year ended December 31
(in thousands of $)	2012	2011	2010
Net increase/(decrease) in mark-to-market valuation of non-designated derivatives	6,314	(3,628)	(14,682)
Net increase/(decrease) in mark-to-market valuation of designated derivatives	1,466	(780)	(51)
Other items	(1,904)	(2,632)	(1,475)
Total other financial items	5,876	(7,040)	(16,208)